PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	March 31, 2023	December 31, 2022

Computer and office equipment	$125,575	$87,428
Furniture & fixtures	115,448	115,789
Leasehold improvements	191,400	191,965
Vehicle	93,260	93,535
Subtotal	525,683	488,717
Less: accumulated depreciation	(365,203)	(346,568)
Total	$160,480	$142,149

Property and equipment, net consist of the following:

	As of December 31,
	2022	2021
Computer and office equipment	$87,428	$82,298
Furniture & fixtures	115,789	122,185
Leasehold improvements	191,965	202,570
Vehicle	93,535	98,702
Subtotal	488,717	505,755
Less: accumulated depreciation	(346,568)	(289,956)
Total	$142,149	$215,799